Intangible Assets and Goodwill (Tables)	12 Months Ended
Mar. 31, 2022
Disclosure Of Detailed Information About Intangible Assets And Goodwill [Line Items]
Summary of Intangible Assets and Goodwill

			Other intangible assets
Particulars	Goodwill	Technology Related Development Cost	Customer Relationship	Non- Compete	Brand / Trade Mark	Software	Others	Intangible assets under development*	Total
Cost
Balance as at April 1, 2020	889,033	60,160	10,671	899	133,725	6,484	—	4,257	1,105,229
Additions/adjustments*	—	8,033	—	—	—	329	—	(234)	8,128
Disposals	—	(480)	—	—	—	(1,751)	—	—	(2,231)
Effect of movements in foreign exchange rates	18,219	1,176	200	17	2,551	134	—	81	22,378
Balance as at March 31, 2021	907,252	68,889	10,871	916	136,276	5,196	—	4,104	1,133,504
Balance as at April 1, 2021	907,252	68,889	10,871	916	136,276	5,196	—	4,104	1,133,504
Additions/adjustments*	—	8,744	—	—	—	22	671	375	9,812
Disposals	—	(5,392)	—	—	—	—	—	—	(5,392)
Effect of movements in foreign exchange rates	(26,929)	(1,882)	(290)	(15)	(3,803)	(149)	(10)	(107)	(33,185)
Balance as at March 31, 2022	880,323	70,359	10,581	901	132,473	5,069	661	4,372	1,104,739
Accumulated amortization and impairment losses
Balance as at April 1, 2020	281,785	39,846	3,514	530	49,485	5,706	—	2,373	383,239
Amortization for the year	—	9,665	1,463	64	12,540	305	—	—	24,037
Disposals	—	(468)	—	—	—	(1,743)	—	—	(2,211)
Effect of movements in foreign exchange rates	5,593	756	69	12	949	118	—	35	7,532
Balance as at March 31, 2021	287,378	49,799	5,046	606	62,974	4,386	—	2,408	412,597
Balance as at April 1, 2021	287,378	49,799	5,046	606	62,974	4,386	—	2,408	412,597
Amortization for the year	—	9,091	1,347	64	12,420	390	23	—	23,335
Impairment for the year	—	—	—	—	—	—	—	138	138
Disposals	—	(5,375)	—	—	—	—	—	—	(5,375)
Effect of movements in foreign exchange rates	(8,206)	(1,319)	(133)	(6)	(1,768)	(129)	—	(53)	(11,614)
Balance as at March 31, 2022	279,172	52,196	6,260	664	73,626	4,647	23	2,493	419,081
Carrying amounts
As at April 1, 2020	607,248	20,314	7,157	369	84,240	778	—	1,884	721,990
As at March 31, 2021	619,874	19,090	5,825	310	73,302	810	—	1,696	720,907
As at April 1, 2021	619,874	19,090	5,825	310	73,302	810	—	1,696	720,907
As at March 31, 2022	601,151	18,163	4,321	237	58,847	422	638	1,879	685,658

*

Represents addition of USD 8,887 (March 31, 2021: USD 7,741) to intangible assets under development, adjusted for amounts capitalized out of intangible assets under development amounting to USD 8,512 (March 31, 2021: USD 7,975).

Summary of Goodwill Allocated to Acquired Subsidiaries Level

As at April 1, 2020, the goodwill was allocated to the following CGUs:

As at April 1,
Particulars	2020
ibibo Group - Go ibibo	447,712
ibibo Group - redBus	141,737
Other units without significant goodwill	17,799
Total	607,248

The allocation of goodwill to the CGUs is as follows:

	As at March 31,
Particulars	2021	2022
Air ticketing	248,660	241,127
Hotels and Packages	225,027	218,209
ibibo Group – redBus	136,786	132,641
Other units without significant goodwill	9,401	9,174
Total	619,874	601,151

Air Ticketing and Hotels and Packages [Member]
Disclosure Of Detailed Information About Intangible Assets And Goodwill [Line Items]
Summary of Assumption for Calculation of Cash flow Projections

The key assumptions used in the estimation of value in use were as follows:

	Air ticketing		Hotels and packages
	As at March 31,		As at March 31,
Particulars	2021	2022	2021	2022
Discount rate (pre-tax)	19.4%	18.6%	19.4%	18.3%
Discount rate (post-tax)	16.0%	16.4%	16.0%	16.4%
Terminal value growth rate	4.5%	4.5%	4.5%	4.5%
Adjusted margin growth rate	15.0% - 106.3%	13.2% - 54.7%	19.0% - 118.2%	5.9% - 61.2%
EBITDA margin* (5 years)	6.6% - 18.2%	4.6% - 13.8%	(7.1%) - 17.9%	14.6% - 15.7%

* EBITDA margin is defined as EBITDA as a percentage of adjusted margin.

ibibo Group - redBus [Member]
Disclosure Of Detailed Information About Intangible Assets And Goodwill [Line Items]
Summary of Assumption for Calculation of Cash flow Projections

The key assumptions used in the estimation of value in use were as follows:

	As at March 31
Particulars	2021	2022
Discount rate (pre-tax)	18.9%	18.6%
Discount rate (post-tax)	16.0%	16.4%
Terminal value growth rate	4.0%	4.0%
Adjusted margin growth rate	20.0% - 124.7%	15.0% - 79.0%
EBITDA margin* (5 years)	9.8% - 21.9%	5.2% - 24.3%

* EBITDA margin is defined as EBITDA as a percentage of adjusted margin.